Contingent Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Summary of Contingent Transactions
As of December 31, 2022 and 2021, the Bank maintains the following maximum exposures to credit risk related to this type of transactions:

Composition	12/31/2022	12/31/2021
Undrawn commitments of credit cards and checking accounts	668,911,187	432,278,523
Guarantees granted	7,208,822	4,424,104
Overdraft and unused agreed commitments	613,294	1,699,653

Subtotal	676,733,303	438,402,280

Less: Allowance for ECL	(771,821)	(687,783)

Total	675,961,482	437,714,497